Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	VIRTUS ALTERNATIVE SOLUTIONS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001589756
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VAST
Document Creation Date	dei_DocumentCreationDate	Dec. 04, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2015
Prospectus Date	rr_ProspectusDate	Sep. 08, 2015
Virtus Multi-Strategy Target Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Multi-Strategy Target Return Fund
Supplement [Text Block]	vast_SupplementTextBlock

Virtus Multi-Strategy Target Return Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated December 4, 2015 to the Prospectuses dated September 8, 2015

Important Notice to Investors

The fund seeks to generate a positive return of 5% per annum above the Fed Funds Target Rate, on a gross of fees basis, on average, over rolling three year periods, with a portfolio volatility target of less than half the volatility of global equities, measured over the same rolling three year periods. To do so, the subadviser selects strategies based on views on asset classes, sectors, currencies, interest rates, inflation, and volatility. These strategies will be actively managed and will adjust over time, and may result in a high degree of portfolio turnover.

➢	Brendan Walsh, Ph.D., Portfolio Manager at AIA, is a manager of the fund. Mr. Walsh has served as a Portfolio Manager of the fund since November 2015.

Investors should retain this supplement for future reference.

Virtus Multi-Strategy Target Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMSAX
Virtus Multi-Strategy Target Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCMSX
Virtus Multi-Strategy Target Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMSIX